Summary of Significant Accounting Policies (Mortgage Servicing Rights) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Servicing Assets	$ 271	$ 289